EQUITY BASED COMPENSATION - Assumptions (Details3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY-BASED COMPENSATION
Weighted-average grant date fair value of equity options granted	$ 7.85	$ 1.84
Assumptions for equity options granted:
Underlying Equity	20.00
Strike Price	$ 20.00
Vested (in shares)	0	229,747	257,973
$14.33 Strike
Assumptions for equity options granted:
Underlying Equity		$ 6.08
Strike Price		$ 14.33
Risk free rate (%)		0.86%
Volatility (%)		63.00%
Expected Term (Years)		5 years
$20.61 Strike
Assumptions for equity options granted:
Underlying Equity		$ 6.08
Strike Price		$ 20.61
Risk free rate (%)		0.86%
Volatility (%)		63.00%
Expected Term (Years)		5 years